SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Sep. 30, 2025
Furniture, fixture and electronic equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture, fixture and electronic equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Proprietary technology [Member]
Estimated useful lives	5 years
Customer Relationships [Member]
Estimated useful lives	5 years